Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Line Items]
Net loss	$ (3,098,532)	$ (5,934,772)	$ (5,736,095)
Accumulated deficit	(24,711,665)	(21,613,133)
Net cash used in operation	(1,928,053)	(80,757)	268,293
Restricted cash	6,842
Allowance for accounts receivable	1,731,517	1,522,739
Realizable value, inventories	79,549	158,834
Impairment losses for property, plant and equipment	401,995
Impairment for construction in progress	20,929	349,390
Refund liabilities	213,571	111,951
Advance from customers	187,665	165,534
Marketing and advertising expenses	327,208	227,850	$ 645,915
Accumulated other comprehensive income	$ (1,025,795)	(197,571)
Voting interest percentage	10.00%
Cash and cash equivalents	$ 12,070,345	17,368,478
Trademarks [Member]
Accounting Policies [Line Items]
Amortized useful life, term	10 years
Property, Plant and Equipment [Member]
Accounting Policies [Line Items]
Impairment losses for property, plant and equipment	$ 401,995
Minimum [Member]
Accounting Policies [Line Items]
Interest rates	6.00%
Minimum [Member] | Convertible Notes [Member]
Accounting Policies [Line Items]
Interest rates	20.56%
Maximum [Member]
Accounting Policies [Line Items]
Interest rates	18.00%
Maximum [Member] | Convertible Notes [Member]
Accounting Policies [Line Items]
Interest rates	16.26%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Allowance for accounts receivable	$ 1,731,517	$ 1,522,739